WARRANTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Warrants
SCHEDULE OF WARRANT ACTIVITY

A summary of the warrant activity for the six months ended June 30, 2026 is as follows:

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at December 31, 2025	3,421	$172.30	3.28	$-
Exercisable at December 31, 2025	3,421	$172.30	3.28	$-
Granted	-	-
Exercised	-	-
Cancelled/Exchanged	-	-
Outstanding at June 30, 2026	3,421	$172.30	2.78	$-
Exercisable at June 30, 2026	3,421	$172.30	2.78	$-

A summary of the warrant activity for the years ended December 31, 2025 and 2024 is as follows:

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at December 31, 2024	104,319	$323.40	4.40	$-
Granted	282,339	$43.34
Exercised	(383,237)	$43.34
Cancelled/Exchanged	-	$-
Outstanding at December 31, 2025	3,421	$172.30	3.28	$-
Exercisable at December 31, 2025	3,421	$172.30	3.28	$-

SCHEDULE OF WARRANT EXERCISABLE
Exercise	Warrants	Weighted Avg.	Warrants
Price	Outstanding	Remaining Life	Exercisable
$165.00	3,260	2.89	3,260
320.10	161	0.67	161
	3,421	2.78	3,421

Exercise	Warrants	Weighted Avg.	Warrants
Price	Outstanding	Remaining Life	Exercisable
$165.00	3,260	3.38	3,260
320.10	161	1.16	161
	3,421	3.28	3,421